One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

September 10, 2021

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333‑41180, 333‑52114, 333‑120399 and 333‑138540
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual and semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual and semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AB Variable Products Series Fund, Inc.	0000825316	August 20, 2021
AIM Growth Series (Invesco Growth Series)	0000202032	September 3, 2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 20, 2021
The Alger Portfolios	0000832566	September 9, 2021
ALPS Variable Investment Trust	0001382990	August 25, 2021
American Century Variable Portfolios, Inc.	0000814680	August 24, 2021
American Century Variable Portfolios II, Inc.	0001124155	August 24, 2021
American Funds Insurance Series	0000729528	August 31, 2021
BlackRock Variable Series Funds, Inc.	0000355916	August 26, 2021
BlackRock Variable Series Funds II, Inc.	0001738072	August 26, 2021
BNY Mellon Appreciation Fund, Inc.	0000318478	August 24, 2021
BNY Mellon Investment Portfolios	0001056707	August 9, 2021

Securities and Exchange Commission
September 10, 2021
Page two

Underlying Management Investment Company	CIK Number	Date(s) Filed
BNY Mellon Stock Index Fund, Inc.	0000846800	August 6, 2021
BNY Mellon Variable Investment Fund	0000813383	August 9, 2021
Deutsche DWS Variable Series I	0000764797	August 20, 2021
Deutsche DWS Variable Series II	0000810573	August 20, 2021
Eaton Vance Variable Trust	0001121746	August 24, 2021
Federated Hermes Insurance Series	0000912577	August 24, 2021
Fidelity Contrafund	0000024238	August 19, 2021
Franklin Templeton Variable Insurance Products Trust	0000837274	August 25, 2021
Goldman Sachs Variable Insurance Trust	0001046292	August 24, 2021
Guggenheim Variable Funds Trust	0000217087	September 8, 2021
Ivy Variable Insurance Portfolios	0000810016	September 3, 2021
Janus Aspen Series	0000906185	August 30, 2021
Janus Investment Fund	0000277751	August 30, 2021
JPMorgan Insurance Trust	0000909221	August 20, 2021
Legg Mason Partners Variable Equity Trust	0001176343	August 17, 2021 August 18, 2021
Legg Mason Partners Variable Income Trust	0000874835	August 20, 2021
Lord Abbett Series Fund, Inc.	0000855396	August 23, 2021
MFS® Variable Insurance Trust	0000918571	August 19, 2021
MFS® Variable Insurance Trust II	0000719269	August 23, 2021
Morgan Stanley Variable Insurance Fund, Inc.	0001011378	August 27, 2021
Neuberger Berman Advisers Management Trust	0000736913	August 20, 2021
Northern Lights Variable Trust	0001352621	September 2, 2021 September 7, 2021 September 8, 2021
PIMCO Variable Insurance Trust	0001047304	September 2, 2021
Pioneer Variable Contracts Trust	0000930709	September 1, 2021
Putnam Variable Trust	0000822671	August 26, 2021
Royce Capital Fund	0001006387	August 24, 2021
Royce Fund	0000709364	August 25, 2021
Rydex Series Funds	0000899148	September 8, 2021
Rydex Variable Trust	0001064046	September 8, 2021

Securities and Exchange Commission
September 10, 2021
Page three

Underlying Management Investment Company	CIK Number	Date(s) Filed
T. Rowe Price Capital Appreciation Fund	0000793347	August 19, 2021
T. Rowe Price Equity Series, Inc.	0000918294	August 19, 2021
T. Rowe Price Fixed Income Series, Inc.	0000920467	August 19, 2021
T. Rowe Price Growth Stock Fund, Inc.	0000080257	August 19, 2021
Third Avenue Variable Series Trust	0001089107	August 27, 2021
Two Roads Shared Trust	0001552947	September 8, 2021
VanEck VIP Trust	0000811976	September 7, 2021
Vanguard Variable Insurance Funds	0000857490	August 27, 2021
Variable Insurance Products Fund	0000356494	August 19, 2021
Variable Insurance Products Fund II	0000831016	August 19, 2021
Variable Insurance Products Fund III	0000927384	August 19, 2021
Variable Insurance Products Fund IV	0000720318	August 19, 2021
Variable Insurance Products Fund V	0000823535	August 19, 2021
Victory Portfolios	0000802716	September 2, 2021
Virtus Asset Trust	0001018593	September 3, 2021
Virtus Variable Insurance Trust	0000792359	September 3, 2021
Voya Investors Trust	0000837276	September 2, 2021
Voya Variable Products Trust	0000916403	September 2, 2021
Wells Fargo Variable Trust	0001081402	August 31, 2021

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President, Associate General Counsel
   and Assistant Secretary
Security Benefit Life Insurance Company